Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,739,970.00
Previously Paid Amount	0.00
Total Fee Amount	572.59
Total Offset Amount	0.00
Net Fee	572.59
Narrative - Max Aggregate Offering Price	$ 3,739,970.00
Final Prospectus	true